Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement, dated as of April 1, 2022 (the “Servicing Agreement”), between ENTERGY TEXAS, INC., as servicer and ENTERGY TEXAS RESTORATION FUNDING II, LLC, as Issuer, the Servicer does hereby certify, for the June 15, 2026 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
1. Allocation of Remittances as of Current Payment Date allocable to principal and interest:
a) Principal
		Aggregate
i.	Tranche A-1	$8,673,059.94
ii.	Tranche A-2	$0.00
iii.	Total:	$8,673,059.94

b) Interest
		Aggregate
i.	Tranche A-1	$499,244.46
ii.	Tranche A-2	$3,527,862.25
iii.	Total:	$4,027,106.71

2.                  Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a) above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a) Principal Balance Outstanding (as of the date of this certification):
		Aggregate
i.	Tranche A-1	$32,726,611.48
ii.	Tranche A-2	$190,850,000.00
iii.	Total:	$223,576,611.48

b) Principal Balance to be Outstanding (following payment on Current Payment Date):
		Aggregate
i.	Tranche A-1	$24,053,551.54
ii.	Tranche A-2	$190,850,000.00
iii.	Total:	$214,903,551.54

c) Difference between (b) above and Outstanding Amount specified in Expected Amortization Schedule:
			Aggregate
i.	Tranche A-1		$947,469.58
ii.	Tranche A-2		0
iii.	Total:		$947,469.58

3. All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:
a) Operating Expenses
i.	Trustee Fees and Expenses: (subject to $200,000 cap on Indemnity Amounts per Section 8.02(e)(1))	The Bank of New York Mellon	$0.00
		Wire Instructions:
		The Bank of New York Mellon
		ABA Number: 021000018
		Account Number: 8901245259
		Account Name: BNY Mellon – Fee Billing Wire Fees
		Ref. Invoice Number:

ii.	Servicing Fee:	Entergy Texas, Inc.	$145,425.00
		Wire Instructions:
		Capital One, NA
		New Orleans, LA
		ABA Number: 065000090
		Account Name: ETI - General Fund
		Account Number: 671548078

iii.	Administration Fee:	Entergy Texas, Inc.	$50,000.00
		Wire Instructions:
		Capital One, NA
		New Orleans, LA
		ABA Number: 065000090
		Account Name: ETI - General Fund
		Account Number: 671548078

iv.	Other Operating Expenses:	Circumference FS (USA), Inc.	$5,000.00
		Wire Instructions:
		Circumference FS (USA), Inc.
		Bank Name: M&T Bank
		ABA Number: 031100092
		Account Number: 2460-3504
		Ref. Invoice Number: 211637-2257

		Standard and Poor’s Ratings Services	$20,000.00
		Wire instructions:
		Bank of America-San Francisco CA
		Standard & Poor’s
		Account Number: 12334-02500
		ABA Number: 0260-0959-3
		Ref. invoice No: 11518831

		Deloitte & Touche LLP	$—
		Wire instructions:
		Bank of America
		Deloitte & Touche LLP
		Account Number: 385015866213
		ABA Number: 011900571
		Ref. invoice No:

		Moody’s Investor Service Inc.	$29,714.00
		Wire instructions:
		Truist Bank
		Account Name: Moody’s Investor Service Inc.
		Account Number: 8801939847
		ABA Number: 061000104
		Ref. invoice No: C2260921 - 000

v.	Total:		$250,139.00

b) Other Payments
i.	Operating Expenses (payable pursuant to Section 8.02(e)(4)):		$250,139.00
ii.	Funding of Capital Subaccount (to required amount):		$0.00
iii.	Interest Earnings on Capital Subaccount and rate of return on capital contribution to Entergy Texas as of 6/6/26:		$0.00
	Wire Instructions:
	Capital One, NA
	New Orleans, LA
	ABA Number: 065000090
	Account Name: ETI - General Fund
	Account Number: 671548078
iv.	Operating Expenses and Indemnity Amounts over $200,000 (payable pursuant to Section 8.02(e)(8)):		$0.00
v.	(Withdraw from) or Deposit to Excess Funds Subaccount **		$381,743.07
	(Withdraw from) or Deposit to Capital Funds Subaccount **		$1,479,807.58
vi.	Total:		$1,861,550.65

**	Assumes estimated remittances covering the period of 6/3/2026 - 6/15/2026		$—
	The amount that is withdrawn from/deposited to the Excess Funds Subaccount may be higher/lower if remittances to the General Subaccount are lower/higher than such estimated amount.
4. Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:
a) Capital Subaccount
i.	Total:	$—

b) Excess Funds Subaccount
i.	Total:	$—

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 8th day of June, 2026.
		ENTERGY TEXAS, INC.,
		as Servicer

By: /s/ Kevin J. Marino
Name: Kevin J. Marino
Title: Assistant Treasurer

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